Common Stock	12 Months Ended
Dec. 31, 2023
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Common Stock
9.	Common Stock
At December 31, 2023 and 2022, there were 1,466,092 and 96,778 shares of Company common stock issued and outstanding, respectively.
On April 1, 2022, the Company exercised its right and repurchased 938 shares of unvested restricted common stock from an employee upon the termination of such employee’s employment by the Company.
On February 13, 2023, the Company sold 200,000 shares of its common stock in an underwritten public offering at a price of $25 per share, less underwriting discounts and commissions, resulting in gross proceeds to the Company of $5.0 million. The net proceeds to the Company, after deducting the underwriting discount and commissions and expenses paid by the Company, was approximately $3.6 million. In addition, pursuant to the underwriting agreement entered into in connection with the offering, the Company granted the underwriter a
45-day
option to purchase up to an additional 30,000 shares of common stock, solely to cover over-allotments. This option expired in March 2023, and the underwriter did not exercise its option to purchase any additional shares prior to such expiration. Additionally, as partial consideration for services rendered in connection with the offering, the Company issued warrants to purchase an aggregate of 10,000 shares of Company common stock to designees of ThinkEquity. The designees paid an aggregate of $100 for the warrants. The warrants have an initial exercise price of $31.25 per share, have a term of four years from the commencement of sales in the offering, and are exercisable commencing six months from closing.
On July 11, 2023, the Company sold 325,000 shares of its common stock to certain investors at a price of $5.50 per share, resulting in gross proceeds to the Company of approximately $1.8 million. Net proceeds to the Company, after deducting placement agent fees and offering expenses paid by the Company, was approximately $
1.5
 million. As compensation for services rendered by the placement agent, the Company paid the placement agent a cash fee of
8.0
% of the aggregate gross proceeds of the offering (amounting to $
143
thousand) at closing, as well as $
90
 thousand for the reimbursement of certain expenses. Additionally, as partial consideration for services rendered in connection with the offering, the Company issued the placement agent unregistered warrants to purchase an aggregate of
13,000
shares of Company common stock, representing
4.0
% of the aggregate shares sold in the offering. The warrants have an initial exercise price of $
6.60
per share (equal to
120
% of the offering price per share), have a term of
five years
from the commencement of sales in the offering, and are exercisable commencing six months
from closing.
On July 19, 2023, the Company sold 512,500 shares of its common stock to certain investors at a price of $4.00 per share, resulting in gross proceeds to the Company of approximately $2.1 million. Net proceeds to the Company, after deducting placement agent fees and offering expenses paid by the Company, was approximately $1.7 million. As compensation for services rendered by the placement agent, the Company paid the placement agent a cash fee of 8.0% of the aggregate gross proceeds of the offering (amounting to $164 thousand) at closing, as well as $60 thousand for the reimbursement of certain expenses. Additionally, as partial consideration for services rendered in connection with the offering, the Company issued the placement agent unregistered warrants to purchase an aggregate of 20,500 shares of common stock, representing 4.0% of the aggregate shares sold in the offering. The warrants have an initial exercise price of $4.80 per share (equal to 120% of the offering price per share), have a term of five years from the commencement of sales in the offering, and are exercisable commencing six months from closing.
On August 9, 2023, the Company sold 331,730 shares of its common stock to certain investors at a price of $4.10 per share, resulting in gross proceeds to the Company of approximately $1.4 million. Net proceeds to the Company, after deducting placement agent fees and offering expenses paid by the Company, was approximately $1.1 million. As compensation for services rendered by the placement agent, the Company paid the placement agent a cash fee of 8.0% of the aggregate gross proceeds of the offering (amounting to approximately $109 thousand) at closing, as well as $60 thousand for the reimbursement of certain expenses. Additionally, as partial consideration for services rendered in connection with the offering, the Company issued the placement agent unregistered warrants to purchase an aggregate of 13,270 shares of Company common stock, representing 4.0% of the aggregate shares sold in the offering. The warrants have an initial exercise price of $4.92 per share (equal to 120% of the offering price per share), have a term of five years from the commencement of sales in the offering, and are exercisable commencing six months from closing.
Effective August 23, 2023, the Company’s board of directors approved a reverse stock split of the Company’s issued and outstanding shares of common stock, par value $0.0001 per share, at a ratio of
1-for-
100
. As
a result of the reverse stock split, the total number of shares of common stock held by each stockholder of the Company were converted automatically into the number of shares of common stock equal to the number of issued and outstanding shares of common stock held by each such stockholder immediately prior to the reverse stock split divided by 100. The Company issued one whole share of the post reverse stock split common stock to any stockholder who otherwise would have been entitled to receive a fractional share as a result of the reverse stock split. As a result, no fractional shares were issued in connection with the reverse stock split and no cash or other consideration was paid in connection with any fractional shares that would otherwise have resulted from the reverse stock split. Also, all options, warrants and other convertible securities of the Company outstanding immediately prior to the reverse stock split were adjusted by dividing the number of shares of common stock into which such options, warrants and other convertible securities were exercisable or convertible by 100 and multiplying the exercise or conversion price thereof by 100, all in accordance with the terms of the plans, agreements or arrangements governing such options, warrants and other convertible securities and subject to rounding pursuant to such terms. There was no change to the par value, or authorized shares, of either the common stock or preferred stock, as a result of the reverse stock split. All share and per share amounts for the common stock, as well as the warrants outstanding and exercise prices thereof, have been retroactively restated to give effect to the reverse stock split.

Common stockholders are entitled to dividends if and when declared by the Board of Directors subject to the rights of the preferred stockholders.
As of December 31, 2023,
no
dividends on common stock had been declared by the Company. At December 31, 2023 and 2022, the Company had reserved shares of common stock for issuance as follows:

	December 31, 2023	December 31, 2022
Warrants to purchase common stock	59,497	2,727
Options issued and outstanding	14,661	12,698
Shares available for future stock option grants	7,190	4,564

Total	81,348	19,989